Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022		Oct. 31, 2021	Jan. 31, 2021
Cash flows provided by (used in) operating activities
Net income		$ 1,869		$ 1,440	$ 1,625
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		75		78	147
Amortization and impairment	[1]	253		287	237
Stock options and restricted shares expense		9		2	6
Deferred income taxes		94		(11)	43
Losses (gains) from debt securities measured at FVOCI and amortized cost		(19)		(22)	(36)
Net losses (gains) on disposal of property and equipment		1		0	0
Other non-cash items, net		(107)		470	82
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		2,333		(2,362)	(1,320)
Loans, net of repayments		(21,119)		(14,462)	(4,177)
Deposits, net of withdrawals		27,462		18,948	1,628
Obligations related to securities sold short		482		975	3,513
Accrued interest receivable		141		(170)	132
Accrued interest payable		(43)		114	(159)
Derivative assets		2,854		(1,546)	(1,440)
Derivative liabilities		(2,801)		2,797	1,688
Securities measured at FVTPL		(8,388)		(191)	(3,864)
Other assets and liabilities measured/designated at FVTPL		1,526		6,081	1,727
Current income taxes		(855)		37	62
Cash collateral on securities lent		(177)		(1,148)	(79)
Obligations related to securities sold under repurchase agreements		(3,525)		1,533	4,869
Cash collateral on securities borrowed		(1,728)		928	(3,010)
Securities purchased under resale agreements		730		(4,662)	1,199
Other, net		(40)		(812)	(3,983)
Cash flows provided by (used in) operating activities		(973)		8,304	(1,110)
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		0		0	(1,008)
Issue of preferred shares and limited recourse capital notes, net of issuance cost		0		748	0
Issue of common shares for cash		93		51	62
Purchase of common shares for cancellation		(134)		0	0
Net sale (purchase) of treasury shares		0		0	(16)
Dividends and distributions paid		(731)		(670)	(651)
Repayment of lease liabilities		(76)		(82)	(74)
Cash flows provided by (used in) financing activities		(848)		47	(1,687)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(23,727)		(15,249)	(9,954)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		7,538		5,748	6,812
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		6,825		5,780	5,676
Net sale (purchase) of property, equipment, software and other intangibles		(201)		(270)	(184)
Cash flows provided by (used in) investing activities		(9,565)		(3,991)	2,350
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		72		(21)	(98)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		(11,314)		4,339	(545)
Cash and non-interest-bearing deposits with banks at beginning of period		34,573	[2]	30,234	43,531
Cash and non-interest-bearing deposits with banks at end of period	[2]	23,259		34,573	42,986
Cash interest paid		852		643	1,091
Cash interest received		3,796		3,363	3,659
Cash dividends received		286		204	244
Cash income taxes paid		$ 1,292		$ 385	$ 360

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
[2]	Includes restricted cash of $462 million (October 31, 2021: $446 million; January 31, 2021: $493 million) and interest-bearing demand deposits with Bank of Canada.